UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/06

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 78.5%
		AUTO MANUFACTURERS - 1.2%
	55,000	Ford Motor Co.	$ 455,400

		BANKS - 5.3%
	37,500	Commerce Bancorp, Inc.	1,309,500
	20,000	Wells Fargo & Co.	725,800
			2,035,300

		BIOTECHNOLOGY - 9.3%
	18,500	Amgen, Inc.*	1,404,335
	15,000	Genentech, Inc.*	1,249,500
	13,500	Genzyme Corp.*	911,385
			3,565,220

		COMMERCIAL SERVICES - 1.5%
	15,000	Apollo Group, Inc. Class A*	554,400

		ELECTRONICS - 2.1%
	15,000	Garmin Ltd.	801,150

		FOOD & BEVERAGE - 7.6%
	22,500	Hain Celestial Group, Inc.*	635,175
	25,000	Hershey Foods Corp.	1,322,750
	15,000	PepsiCo, Inc.	951,600
			2,909,525

		DIVERSIFIED FINANCIAL SERVICES - 8.6%
	10,000	Affiliated Managers Group, Inc.*	1,001,400
	7,500	Franklin Resources, Inc.	854,700
	30,000	JPMorgan Chase & Co.	1,423,200
			3,279,300

		HEALTHCARE & HEALTHCARE PRODUCTS - 12.0%
	10,000	Intuitive Surgical, Inc.*	991,800
	16,000	Johnson & Johnson	1,078,400
	30,000	Medtronic, Inc.	1,460,400
	20,000	Stryker Corp.	1,045,800
			4,576,400

		INSURANCE - 3.0%
	325	Berkshire Hathaway, Inc. Class B*	1,142,375
The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2006 (Unaudited)
	Shares		Value
		INTERNET - 1.3%
	17,500	Netflix, Inc.*	$ 484,050

		MEDIA - 2.4%
	22,500	Comcast Corp., Special Class A *	910,800

		MISCELLANEOUS MANUFACTURING - 2.2%
	20,000	Ceradyne, Inc.*	825,000

		OIL & GAS - 5.5%
	20,000	Dresser-Rand Group, Inc.*	433,800
	15,000	Occidental Petroleum Corp.	704,100
	15,000	Schlumberger Ltd.	946,200
			2,084,100

		OFFICE FURNISHINGS - 0.9%
	10,000	Herman Miller, Inc.	342,800

		PHARMACEUTICALS - 3.1%
	45,000	Pfizer, Inc.	1,199,250

		SOFTWARE - 4.8%
	30,000	Activision, Inc.*	462,600
	10,000	Fair Isaac & Co., Inc.	366,300
	35,000	Microsoft Corp.	1,004,850
			1,833,750

		TELECOMMUNICATIONS - 5.5%
	47,500	Motorola, Inc.	1,095,350
	27,500	Qualcomm, Inc.	1,000,725
			2,096,075

		TRANSPORTATION - 2.2%
	20,000	C. H. Robinson Worldwide, Inc.	834,800

		TOTAL COMMON STOCKS (Cost $28,801,121)	29,929,695

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2006 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 22.9%
	8,742,592	Milestone Treasury Obligation Portfolio - Institutional Class, 5.17%, 11/1/06	$ 8,742,592
		(Cost $8,742,592)

		TOTAL INVESTMENTS - 101.4% (Cost $37,543,713) (a)	$ 38,672,287
		OTHER ASSETS & LIABILITIES -1.4%	(518,526)
		NET ASSETS - 100.0%	$ 38,153,761

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 1,744,275
	Unrealized depreciation (615,701)
	Net unrealized appreciation $ 1,128,574

*	Non-Income producing security.

	The Biondo Growth Fund
	SCHEDULE OF CALL OPTIONS WRITTEN
	October 31, 2006 (Unaudited)
	Number of
	Contracts	Security, Exercise Price, Expiration Date	Value
	10	Intuitive Surgical, Inc., $100, Jan. 2007 (Premiums Received $9,366)	$ 7,000

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/28/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/28/06